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Report for the Calendar Year or Quarter Ended:               December 31, 2008

Institutional Investment Manager Filing This Report:         Quantitative Investment Management, LLC
                                                             401 E. Market Street, Suite 104
                                                             Charlottesville, VA 22902

Person Signing this Report on Behalf of Reporting Manager:   P. Ryan Vaughan
                                                             Chief Financial Officer
                                                             434-817-4804


Signature, Place, and Date of Signing                        /s/ P. Ryan Vaughan
                                                             Charlottesville, VA
                                                             February 12, 2009

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   29
Form 13F Information Table Value Total:   57,946,839
List of Other Included Managers:          NONE

                                                                                 Other     Sole
Name of Issuer/Title of Class     CUSIP      Value     Shares      Discretion  Managers  Authority  Shared  None
-----------------------------  ----------  ---------  -------      ----------  --------  ---------  ------  ----
AMR Corp                       '001765106    937,893   87,900  SH     SOLE      (None)     87,900      0      0
Amylin Pharmaceutical Cp       '032346108    228,935   21,100  SH     SOLE      (None)     21,100      0      0
Autozone Inc.                  '053332102    878,661    6,300  SH     SOLE      (None)      6,300      0      0
Bank of America Corp           '060505104  3,265,152  231,900  SH     SOLE      (None)    231,900      0      0
Centex Corp                    '152312104    305,368   28,700  SH     SOLE      (None)     28,700      0      0
CHIPOTLE MEXICAN GRILL INC     '169656105    489,642    7,900  SH     SOLE      (None)      7,900      0      0
CIT GROUP INC (DE)             '125581108    410,870   90,500  SH     SOLE      (None)     90,500      0      0
Delta Air Lines Inc            '247361702    916,800   80,000  SH     SOLE      (None)     80,000      0      0
Eastman Kodak Co               '277461109     84,882   12,900  SH     SOLE      (None)     12,900      0      0
Eaton Vance Cp                 '278265103    306,746   14,600  SH     SOLE      (None)     14,600      0      0
FLUOR CP                       '343412102  1,139,698   25,400  SH     SOLE      (None)     25,400      0      0
JP Morgan Chase & Co           '46625H100  3,055,257   96,900  SH     SOLE      (None)     96,900      0      0
LEAP WIRELESS INTL INC         '521863308    357,637   13,300  SH     SOLE      (None)     13,300      0      0
Lennar Corporation             '526057104    842,724   97,200  SH     SOLE      (None)     97,200      0      0
MBIA Inc                       '55262C100    323,565   79,500  SH     SOLE      (None)     79,500      0      0
Merrill Lynch & Co             '590188108  2,558,472  219,800  SH     SOLE      (None)    219,800      0      0
NASDAQ OMX Grp                 '631103108    471,961   19,100  SH     SOLE      (None)     19,100      0      0
NYSE EURONEXT INC              '629491101  1,201,982   43,900  SH     SOLE      (None)     43,900      0      0
Panera Bread Co Cl A           '69840W108    501,504    9,600  SH     SOLE      (None)      9,600      0      0
Petrohawk Energy               '716495106    304,785   19,500  SH     SOLE      (None)     19,500      0      0
PETROLEO BRASIL SA PETROBRAS   '71654V408  2,799,207  114,300  SH     SOLE      (None)    114,300      0      0
PNC Financial Services Group   '693475105  1,754,200   35,800  SH     SOLE      (None)     35,800      0      0
Quanta Services Inc            '74762E102    629,640   31,800  SH     SOLE      (None)     31,800      0      0
Sohu.com Inc                   '83408W103    359,784    7,600  SH     SOLE      (None)      7,600      0      0
SPDR S&P 500 ETF               '78462F103 32,107,392  355,800  SH     SOLE      (None)    355,800      0      0
SVB Financial                  '78486Q101    236,070    9,000  SH     SOLE      (None)      9,000      0      0
SYNAPTICS INC                  '87157D109    276,552   16,700  SH     SOLE      (None)     16,700      0      0
Vivo Participacs               '92855S200    185,592   14,800  SH     SOLE      (None)     14,800      0      0
Vulcan Materials Co.           '929160109  1,015,868   14,600  SH     SOLE      (None)     14,600      0      0